UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

55 Broadway

New York, NY 10006

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2013

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2013

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-59.8%
			Consumer Discretionary-8.6%
41,700			Allison Transmission Holdings, Inc.			$ 962,436
112,900			Best Buy Company, Inc.			3,085,557
34,000		*	BorgWarner, Inc.			2,929,100
112,000			CBS Corporation - Class "B"			5,473,440
197,700			Dana Holding Corporation			3,807,702
81,600			Delphi Automotive, PLC			4,136,304
115,800			GNC Holdings, Inc. - Class "A"			5,119,518
42,300			Home Depot, Inc.			3,276,981
85,900			L Brands, Inc.			4,230,575
27,300			McDonald's Corporation			2,702,700
89,400			Newell Rubbermaid, Inc.			2,346,750
80,200		*	Orient-Express Hotels, Ltd. - Class "A"			975,232
105,400			Pier 1 Imports, Inc.			2,475,846
79,900		*	Select Comfort Corporation			2,002,294
130,100			Staples, Inc.			2,063,386
46,300		*	Steiner Leisure, Ltd.			2,447,418
27,700		*	TRW Automotive Holdings Corporation			1,840,388
22,300			Tupperware Brands Corporation			1,732,487
49,060			Wyndham Worldwide Corporation			2,807,704
						54,415,818
			Consumer Staples-5.8%
109,800			Altria Group, Inc.			3,841,902
117,300			Avon Products, Inc.			2,466,819
114,300			Coca-Cola Company			4,584,573
72,700			CVS Caremark Corporation			4,156,986
61,000			Herbalife, Ltd.			2,753,540
86,400			Nu Skin Enterprises, Inc. - Class "A"			5,280,768
29,100			PepsiCo, Inc.			2,380,089
72,100			Philip Morris International, Inc.			6,245,302
26,700			Procter & Gamble Company			2,055,633
42,200			Wal-Mart Stores, Inc.			3,143,478
						36,909,090
			Energy-5.7%
36,900			Anadarko Petroleum Corporation			3,170,817
20,200			Chevron Corporation			2,390,468
61,500			ConocoPhillips			3,720,750
12,000			Devon Energy Corporation			622,560
38,100			Ensco, PLC - Class "A"			2,214,372
62,927			ExxonMobil Corporation			5,685,454
8,200			Hess Corporation			545,218
1,897			Hugoton Royalty Trust			16,352
94,886			Marathon Oil Corporation			3,281,158
38,843			Marathon Petroleum Corporation			2,760,184
34,700			National Oilwell Varco, Inc.			2,390,830
106,200			Noble Corporation			3,990,996
31,400			Phillips 66			1,849,774
13,100			Schlumberger, Ltd.			938,746
79,400			Suncor Energy, Inc.			2,341,506
						35,919,185
			Financials-6.2%
60,100			American Express Company			4,493,076
37,400			Ameriprise Financial, Inc.			3,024,912
32,500			Armada Hoffler Properties, Inc. (REIT)			382,850
12,900			Brookline Bancorp, Inc.			111,972
76,850			Discover Financial Services			3,661,134
27,300			Financial Select Sector SPDR Fund (ETF)			532,077
75,900			FirstMerit Corporation			1,520,277
50,600		*	Health Insurance Innovations, Inc. - Class "A"			532,312
33,800			Invesco, Ltd.			1,074,840
104,500			JPMorgan Chase & Company			5,516,555
34,000			M&T Bank Corporation			3,799,500
26,000			MetLife, Inc.			1,189,760
23,700			Morgan Stanley			578,991
43,600			PNC Financial Services Group, Inc.			3,179,312
27,300			SPDR S&P Regional Banking (ETF)			924,924
97,672		*	Sunstone Hotel Investors, Inc. (REIT)			1,179,878
93,300			U.S. Bancorp			3,372,795
100,500			Urstadt Biddle Properties - Class "A" (REIT)			2,027,085
62,600			Wells Fargo & Company			2,583,502
						39,685,752
			Health Care-7.8%
92,200			Abbott Laboratories			3,215,936
63,000			AbbVie, Inc.			2,604,420
41,800		*	Actavis, Inc.			5,275,996
26,200			Baxter International, Inc.			1,814,874
20,800			Covidien, PLC			1,307,072
54,617		*	Express Scripts Holding Company			3,369,323
102,300		*	Gilead Sciences, Inc.			5,238,783
71,700			Johnson & Johnson			6,156,162
15,900			McKesson Corporation			1,820,550
79,800			Merck & Company, Inc.			3,706,710
36,400			Omnicare, Inc.			1,736,644
219,434			Pfizer, Inc.			6,146,346
68,200			Thermo Fisher Scientific, Inc.			5,771,766
69,400			Warner Chilcott, PLC - Class "A"			1,379,672
7,172			Zoetis, Inc.			221,546
						49,765,800
			Industrials-9.6%
48,600			3M Company			5,314,410
20,900		*	ADT Corporation			832,865
65,500			Altra Holdings, Inc.			1,793,390
33,800		*	Armstrong World Industries, Inc.			1,615,302
29,100			Caterpillar, Inc.			2,400,459
40,900			Chicago Bridge & Iron Company NV - NY Shares			2,440,094
39,100			Dover Corporation			3,036,506
40,000		*	Esterline Technologies Corporation			2,891,600
24,200			Gardner Denver, Inc.			1,819,356
100,200			Generac Holdings, Inc.			3,708,402
101,000			General Electric Company			2,342,190
56,800			Honeywell International, Inc.			4,506,512
17,100			IDEX Corporation			920,151
44,100			ITT Corporation			1,296,981
8,400			Lockheed Martin Corporation			911,064
59,900			Pentair, Ltd.			3,455,631
8,000			Raytheon Company			528,960
32,600			Ryder System, Inc.			1,981,754
27,300			Snap-on, Inc.			2,440,074
77,300		*	TAL International Group, Inc.			3,367,961
86,500			Textainer Group Holdings, Ltd.			3,325,060
37,950			Triumph Group, Inc.			3,003,743
98,075			Tyco International, Ltd.			3,231,571
42,200			United Technologies Corporation			3,922,068
						61,086,104
			Information Technology-10.7%
12,000			Apple, Inc.			4,752,960
158,900		*	ARRIS Group, Inc.			2,280,215
47,400			Avago Technologies, Ltd.			1,771,812
21,400		*	Blackhawk Network Holdings, Inc.			496,480
33,500		*	CDW Corporation			623,770
217,700			Cisco Systems, Inc.			5,292,287
25,600		*	eBay, Inc.			1,324,032
192,100			EMC Corporation			4,537,402
13,000			Global Payments, Inc.			602,160
84,200			Hewlett-Packard Company			2,088,160
154,200			Intel Corporation			3,734,724
40,900			International Business Machines Corporation			7,816,399
75,800			Intersil Corporation - Class "A"			592,756
142,400			Mentor Graphics Corporation			2,783,920
229,000			Microsoft Corporation			7,907,370
77,800		*	NeuStar, Inc. - Class "A"			3,787,304
94,700			Oracle Corporation			2,909,184
39,400		*	PTC, Inc.			966,482
81,300			QUALCOMM, Inc.			4,965,804
119,900			Symantec Corporation			2,694,153
59,300			TE Connectivity, Ltd.			2,700,522
133,100		*	Yahoo!, Inc.			3,342,141
						67,970,037
			Materials-3.8%
42,800			Celanese Corporation - Series "A"			1,917,440
54,200			Cytec Industries, Inc.			3,970,150
101,000			Freeport-McMoRan Copper & Gold, Inc.			2,788,610
110,000			International Paper Company			4,874,100
60,300			LyondellBasell Industries NV - Class "A"			3,995,478
11,100			Praxair, Inc.			1,278,276
40,700			Rock-Tenn Company - Class "A"			4,065,116
35,500			RPM International, Inc.			1,133,870
						24,023,040
			Telecommunication Services-1.5%
114,500			AT&T, Inc.			4,053,300
103,500			Verizon Communications, Inc.			5,210,190
						9,263,490
			Utilities-.1%
13,000			Atmos Energy Corporation			533,780
Total Value of Common Stocks (cost $251,078,859)						379,572,096
			CORPORATE BONDS-25.7%
			Aerospace/Defense-.4%
$1,000	M		BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)		1,035,196
1,000	M		United Technologies Corp., 6.125%, 2/1/2019			1,187,749
						2,222,945
			Agriculture-.2%
1,000	M		Cargill, Inc., 6%, 11/27/2017	(a)		1,165,008
			Automotive-.3%
1,000	M		Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)		1,026,047
1,000	M		Johnson Controls, Inc., 5%, 3/30/2020			1,099,846
						2,125,893
			Chemicals-.7%
1,500	M		CF Industries, Inc., 7.125%, 5/1/2020			1,797,040
1,500	M		Dow Chemical Co., 4.25%, 11/15/2020			1,584,600
1,000	M		LyondellBasell Industries NV, 6%, 11/15/2021			1,125,582
						4,507,222
			Consumer Durables-.3%
1,000	M		Black & Decker Corp., 5.75%, 11/15/2016			1,140,797
1,000	M		Newell Rubbermaid, Inc., 4.7%, 8/15/2020			1,069,569
						2,210,366
			Energy-2.4%
1,500	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		1,812,574
1,000	M		DCP Midstream, LLC, 9.75%, 3/15/2019	(a)		1,291,107
1,500	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021			1,527,742
1,500	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			1,411,329
1,000	M		Nabors Industries, Inc., 6.15%, 2/15/2018			1,116,643
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022			921,121
1,000	M		Petrobras International Finance Co., 5.375%, 1/27/2021			1,009,694
1,000	M		Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)		985,085
500	M		Spectra Energy Capital, LLC, 6.2%, 4/15/2018			583,198
1,000	M		Suncor Energy, Inc., 6.1%, 6/1/2018			1,167,008
1,120	M		Valero Energy Corp., 9.375%, 3/15/2019			1,470,287
1,500	M		Weatherford International, Inc., 6.35%, 6/15/2017			1,677,080
						14,972,868
			Financial Services-3.4%
1,000	M		Aflac, Inc., 8.5%, 5/15/2019			1,279,679
			American Express Co.:
500	M		6.15%, 8/28/2017			579,947
1,000	M		7%, 3/19/2018			1,204,317
			American International Group, Inc.:
750	M		4.875%, 9/15/2016			822,137
750	M		8.25%, 8/15/2018			932,114
1,000	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020			1,138,406
1,000	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022			1,004,927
1,000	M		BlackRock, Inc., 5%, 12/10/2019			1,135,812
1,000	M		Caterpillar Financial Services Corp., 5.85%, 9/1/2017			1,156,521
1,000	M		CoBank, ACB, 7.875%, 4/16/2018	(a)		1,221,384
			ERAC USA Finance Co.:
1,000	M		4.5%, 8/16/2021	(a)		1,047,531
500	M		3.3%, 10/15/2022	(a)		475,554
1,500	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			1,812,484
			General Electric Capital Corp.:
1,000	M		5.625%, 9/15/2017			1,133,742
1,000	M		5.3%, 2/11/2021			1,098,702
1,000	M		6.75%, 3/15/2032			1,202,422
1,000	M		Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)		1,068,095
1,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)		1,028,516
1,000	M		Protective Life Corp., 7.375%, 10/15/2019			1,213,171
1,000	M		Prudential Financial, Inc., 6%, 12/1/2017			1,149,461
						21,704,922
			Financials-4.1%
			Bank of America Corp.:
2,000	M		5.65%, 5/1/2018			2,224,330
500	M		5%, 5/13/2021			534,000
			Barclays Bank, PLC:
1,500	M		6.75%, 5/22/2019			1,789,092
1,000	M		5.125%, 1/8/2020			1,107,835
			Citigroup, Inc.:
1,000	M		5%, 9/15/2014			1,039,531
1,000	M		6.125%, 11/21/2017			1,137,656
1,500	M		Fifth Third Bancorp, 3.5%, 3/15/2022			1,489,575
			Goldman Sachs Group, Inc.:
2,100	M		6.15%, 4/1/2018			2,368,825
1,500	M		3.625%, 1/22/2023			1,438,017
			JPMorgan Chase & Co.:
2,500	M		6%, 1/15/2018			2,855,775
1,000	M		4.5%, 1/24/2022			1,048,982
			Merrill Lynch & Co., Inc.:
500	M		5%, 1/15/2015			526,684
1,000	M		6.4%, 8/28/2017			1,130,206
1,800	M		Morgan Stanley, 6.625%, 4/1/2018			2,042,323
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016	(a)		1,143,900
1,000	M		SunTrust Banks, Inc., 6%, 9/11/2017			1,147,877
1,000	M		UBS AG, 4.875%, 8/4/2020			1,105,872
			Wells Fargo & Co.:
1,500	M		4.6%, 4/1/2021			1,637,249
500	M		3.45%, 2/13/2023			478,482
						26,246,211
			Food/Beverage/Tobacco-2.5%
1,500	M		Altria Group, Inc., 9.7%, 11/10/2018			1,996,302
1,000	M		Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019			1,247,471
1,000	M		Bottling Group, LLC, 5.125%, 1/15/2019			1,139,979
1,500	M		Bunge Ltd., Finance Corp., 3.2%, 6/15/2017			1,535,968
1,000	M		ConAgra Foods, Inc., 5.875%, 4/15/2014			1,040,286
1,000	M		Corn Products International, Inc., 4.625%, 11/1/2020			1,059,296
1,000	M		Diageo Capital, PLC, 5.75%, 10/23/2017			1,151,359
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018			1,206,514
1,500	M		Lorillard Tobacco Co., 6.875%, 5/1/2020			1,726,016
1,000	M		Mead Johnson Nutrition Co., 4.9%, 11/1/2019			1,099,187
1,000	M		Philip Morris International, Inc., 5.65%, 5/16/2018			1,154,075
1,500	M		SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)		1,529,306
						15,885,759
			Food/Drug-.2%
1,500	M		Safeway, Inc., 4.75%, 12/1/2021			1,530,890
			Forest Products/Containers-.2%
1,000	M		International Paper Co., 9.375%, 5/15/2019			1,308,600
			Gaming/Leisure-.1%
1,000	M		Marriott International, Inc., 3.25%, 9/15/2022			932,934
			Health Care-1.3%
1,000	M		Biogen IDEC, Inc., 6.875%, 3/1/2018			1,190,462
1,500	M		Express Scripts Holding Co., 4.75%, 11/15/2021			1,607,557
1,000	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			957,060
1,000	M		Mylan, Inc., 3.125%, 1/15/2023	(a)		916,009
1,000	M		Novartis Securities Investments, Ltd., 5.125%, 2/10/2019			1,152,364
1,000	M		Quest Diagnostics, Inc., 6.4%, 7/1/2017			1,132,016
1,000	M		Roche Holdings, Inc., 6%, 3/1/2019	(a)		1,195,448
						8,150,916
			Household Products-.2%
1,000	M		Clorox Co., 3.05%, 9/15/2022			947,928
			Information Technology-.8%
1,000	M		Harris Corp., 4.4%, 12/15/2020			1,039,040
1,500	M		Motorola Solutions, Inc., 6%, 11/15/2017			1,702,044
1,000	M		Pitney Bowes, Inc., 5.75%, 9/15/2017			1,081,527
1,500	M		Symantec Corp., 3.95%, 6/15/2022			1,475,177
						5,297,788
			Manufacturing-.9%
1,000	M		CRH America, Inc., 8.125%, 7/15/2018			1,218,036
1,000	M		Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			1,185,745
1,000	M		John Deere Capital Corp., 5.35%, 4/3/2018			1,148,717
1,000	M		Pentair Finance SA, 3.15%, 9/15/2022			928,983
1,000	M		Tyco Electronics Group SA, 6.55%, 10/1/2017			1,158,690
						5,640,171
			Media-Broadcasting-1.1%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)		1,309,044
1,000	M		CBS Corp., 8.875%, 5/15/2019			1,290,284
1,500	M		Comcast Corp., 5.15%, 3/1/2020			1,717,383
1,000	M		DirecTV Holdings, LLC, 3.8%, 3/15/2022			962,345
1,000	M		Time Warner Cable, Inc., 6.2%, 7/1/2013			1,000,000
500	M		Time Warner Entertainment Co., LP, 8.375%, 3/15/2023			623,878
						6,902,934
			Media-Diversified-.4%
1,000	M		McGraw-Hill Cos., Inc., 5.9%, 11/15/2017			1,093,507
1,000	M		Vivendi SA, 6.625%, 4/4/2018	(a)		1,157,448
						2,250,955
			Metals/Mining-1.4%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020			1,538,638
1,500	M		ArcelorMittal, 6.125%, 6/1/2018			1,550,625
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019			1,580,672
1,500	M		Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021			1,483,914
1,500	M		Vale Overseas, Ltd., 5.625%, 9/15/2019			1,623,635
1,000	M		Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)		969,750
						8,747,234
			Real Estate Investment Trusts-1.1%
1,500	M		Boston Properties, LP, 5.875%, 10/15/2019			1,732,425
1,000	M		Digital Realty Trust, LP, 5.25%, 3/15/2021			1,044,760
1,000	M		HCP, Inc., 5.375%, 2/1/2021			1,086,392
1,000	M		ProLogis, LP, 6.625%, 5/15/2018			1,152,216
1,000	M		Simon Property Group, LP, 5.75%, 12/1/2015			1,102,410
1,000	M		Ventas Realty, LP, 4.75%, 6/1/2021			1,052,233
						7,170,436
			Retail-General Merchandise-.4%
1,500	M		GAP, Inc., 5.95%, 4/12/2021			1,661,650
1,000	M		Home Depot, Inc., 5.875%, 12/16/2036			1,179,824
						2,841,474
			Telecommunications-.6%
1,000	M		BellSouth Teleommmunications, 6.375%, 6/1/2028			1,131,597
1,000	M		GTE Corp., 6.84%, 4/15/2018			1,190,112
1,000	M		Rogers Communications, Inc., 3%, 3/15/2023			935,310
649	M		Verizon Communications, Inc., 8.75%, 11/1/2018			846,809
						4,103,828
			Transportation-.6%
1,500	M		Burlington North Santa Fe, LLC, 3%, 3/15/2023			1,432,362
1,000	M		Con-way, Inc., 7.25%, 1/15/2018			1,137,611
1,000	M		Penske Truck Leasing Co., 4.875%, 7/11/2022	(a)		1,037,066
						3,607,039
			Utilities-1.9%
925	M		Arizona Public Service Co., 8.75%, 3/1/2019			1,203,463
1,000	M		Atmos Energy Corp., 8.5%, 3/15/2019			1,308,919
1,000	M		Consolidated Edison Co. of New York, 7.125%, 12/1/2018			1,244,859
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)		1,161,360
1,000	M		Electricite de France SA, 6.5%, 1/26/2019	(a)		1,186,293
1,500	M		Exelon Generation Co., LLC, 5.2%, 10/1/2019			1,651,770
451	M		Great River Energy Co., 5.829%, 7/1/2017	(a)		489,758
1,000	M		National Fuel Gas Co., 8.75%, 5/1/2019			1,257,238
1,000	M		Ohio Power Co., 5.375%, 10/1/2021			1,152,302
1,000	M		Sempra Energy, 9.8%, 2/15/2019			1,349,787
						12,005,749
			Waste Management-.2%
1,000	M		Republic Services, Inc., 3.8%, 5/15/2018			1,057,427
Total Value of Corporate Bonds (cost $160,619,753)						163,537,497
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-5.6%
			Fannie Mae-3.2%
4,400	M		3%, 3/1/2027 - 2/1/2043			4,435,694
1,764	M		3.5%, 8/1/2042			1,793,441
3,390	M		4%, 12/1/2040 - 10/1/2041			3,546,137
1,947	M		5%, 4/1/2040			2,154,547
4,851	M		5.5%, 5/1/2033 - 10/1/2039			5,349,791
2,056	M		6%, 5/1/2036 - 8/1/2037			2,250,577
700	M		6.5%, 11/1/2033 - 6/1/2036			774,744
689	M		7%, 3/1/2032 - 8/1/2032			768,956
						21,073,887
			Freddie Mac-1.1%
966	M		3.5%, 9/1/2032			1,028,071
1,054	M		4%, 11/1/2040			1,111,937
1,492	M		4.5%, 10/1/2040			1,612,373
2,539	M		5.5%, 5/1/2038 - 10/1/2039			2,786,287
275	M		6%, 9/1/2032 - 6/1/2035			306,093
						6,844,761
			Government National Mortgage Association I Program-.2%
988	M		3%, 12/15/2042			979,808
			Government National Mortgage Association II Program-1.1%
3,259	M		3.5%, 9/20/2042			3,351,466
3,113	M		4.5%, 7/20/2041			3,342,909
						6,694,375
Total Value of Residential Mortgage-Backed Securities (cost $35,127,971)						35,592,831
			MUNICIPAL BONDS-1.9%
1,000	M		Connecticut State GO, 5%, 6/1/2022			1,185,540
			Dallas-Fort Worth TX Int'l. Arpt. Rev.:
1,000	M		5%, 11/1/2038			998,510
2,500	M		5%, 11/1/2042			2,477,025
2,000	M		Louisiana Stadium & Exposition Dist., 5%, 7/1/2036			2,073,340
5,425	M		Massachusetts State Port Auth. Rev., 5%, 7/1/2042			5,535,399
Total Value of Municipal Bonds (cost $13,169,088)						12,269,814
			U.S. GOVERNMENT AGENCY OBLIGATIONS-1.9%
			Fannie Mae:
3,000	M		0.875%, 10/26/2017			2,935,809
1,000	M		0.875%, 2/8/2018			971,974
1,000	M		Federal Farm Credit Bank, 3%, 7/2/2020		(b)	1,003,010
			Freddie Mac:
1,000	M		5.125%, 10/18/2016			1,137,691
1,000	M		1.25%, 5/12/2017			1,002,339
1,500	M		5.125%, 11/17/2017			1,736,055
1,000	M		0.75%, 1/12/2018			969,281
			Tennessee Valley Authority:
1,000	M		4.375%, 6/15/2015			1,075,157
1,000	M		4.5%, 4/1/2018			1,129,150
Total Value of U.S. Government Agency Obligations (cost $11,986,253)						11,960,466
			U.S. GOVERNMENT OBLIGATIONS-1.9%
12,000	M		U.S. Treasury Note, 1.375%, 12/31/2018 (cost $12,011,734)			11,902,500
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.1%
1,300	M		Federal Home Loan Bank, 0.02%, 7/15/2013			1,299,988
12,000	M		Freddie Mae 0.05%, 7/2/2013			11,999,950
Total Value of Short-Term U.S. Governmnt Agency Obligations (cost $13,299,938)						13,299,938
Total Value of Investments (cost $497,293,596)			98.9%			628,135,142
Other Assets, Less Liabilities			1.1			6,787,083
Net Assets			100.0%			$ 634,922,225

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2013, the Fund held twenty-two 144A securities with an aggregate value of $24,251,479 representing 3.8% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	GO	General Obligation

At June 30, 2013, the cost of investments for federal income tax purposes was
$498,514,785. Accumulated net unrealized appreciation on investments was
$129,620,357, consisting of $136,942,158 gross unrealized appreciation and
$7,321,801 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$379,572,096	$-	$-	$379,572,096
Corporate Bonds	-	163,537,497	-	163,537,497
Residential Mortgage-Backed
Securities	-	35,592,831	-	35,592,831
Municipal Bonds	-	12,269,814	-	12,269,814
U.S. Government Agency
Obligations	-	11,960,466	-	11,960,466
U.S. Government
Obligations	-	11,902,500	-	11,902,500
Short-Term U.S. Government
Obligations	-	13,299,938	-	13,299,938
Total Investments in Securities*	$379,572,096	$248,563,046	$-	$628,135,142

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
June 30, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-92.4%
			Consumer Discretionary-11.3%
153,000			Comcast Corporation - Special Shares "A"	$ 6,069,510
155,300			Dana Holding Corporation	2,991,078
112,500			Delphi Automotive, PLC	5,702,625
17,900			Genuine Parts Company	1,397,453
90,000			GNC Holdings, Inc. - Class "A"	3,978,900
45,000			Hanesbrands, Inc.	2,313,900
42,200			Home Depot, Inc.	3,269,234
69,500			Lowe's Companies, Inc.	2,842,550
23,600			McDonald's Corporation	2,336,400
112,400			Newell Rubbermaid, Inc.	2,950,500
124,500		*	Orient-Express Hotels, Ltd. - Class "A"	1,513,920
156,900			Regal Entertainment Group - Class "A"	2,808,510
150,000			Staples, Inc.	2,379,000
43,400			Target Corporation	2,988,524
64,633			Time Warner, Inc.	3,737,080
15,000			Tupperware Brands Corporation	1,165,350
61,900			Walt Disney Company	3,908,985
				52,353,519
			Consumer Staples-11.7%
230,000			Altria Group, Inc.	8,047,700
94,300			Avon Products, Inc.	1,983,129
28,800			Beam, Inc.	1,817,568
74,200			Coca-Cola Company	2,976,162
152,500			ConAgra Foods, Inc.	5,326,825
4,200		*	Coty, Inc. - Class "A"	72,156
91,700			CVS Caremark Corporation	5,243,406
30,000			Dr. Pepper Snapple Group, Inc.	1,377,900
27,300			Herbalife, Ltd.	1,232,322
28,300			Kimberly-Clark Corporation	2,749,062
63,066			Kraft Foods Group, Inc.	3,523,497
21,300			Nu Skin Enterprises, Inc. - Class "A"	1,301,856
48,500			PepsiCo, Inc.	3,966,815
54,800			Philip Morris International, Inc.	4,746,776
89,700		*	Prestige Brands Holdings, Inc.	2,613,858
55,400			Procter & Gamble Company	4,265,246
39,400			Wal-Mart Stores, Inc.	2,934,906
				54,179,184
			Energy-9.7%
25,500			Alerian MLP (ETF)	455,175
69,400			Chevron Corporation	8,212,796
66,500			ConocoPhillips	4,023,250
59,600			Devon Energy Corporation	3,092,048
55,000			Ensco, PLC - Class "A"	3,196,600
67,400			ExxonMobil Corporation	6,089,590
89,600			Marathon Oil Corporation	3,098,368
18,000			Marathon Petroleum Corporation	1,279,080
65,000			Noble Corporation	2,442,700
64,500			Occidental Petroleum Corporation	5,755,335
65,500			Royal Dutch Shell, PLC - Class "A" (ADR)	4,178,900
76,000			Seadrill, Ltd.	3,096,240
				44,920,082
			Financials-15.0%
52,600			ACE, Ltd.	4,706,648
21,300			Ameriprise Financial, Inc.	1,722,744
122,200			Armada Hoffler Properties, Inc. (REIT)	1,439,516
123,000			Berkshire Hills Bancorp, Inc.	3,414,480
23,556			Chubb Corporation	1,994,015
75,000			Discover Financial Services	3,573,000
125,000			Financial Select Sector SPDR Fund (ETF)	2,436,250
150,600			FirstMerit Corporation	3,016,518
39,600			Invesco, Ltd.	1,259,280
30,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)	1,178,400
157,800			JPMorgan Chase & Company	8,330,262
43,900			M&T Bank Corporation	4,905,825
93,700			Oritani Financial Corporation	1,469,216
62,900			PNC Financial Services Group, Inc.	4,586,668
66,500			Protective Life Corporation	2,554,265
215,600			Provident New York Bancorp	2,013,704
129,300			Select Income REIT (REIT)	3,625,572
42,800			Travelers Companies, Inc.	3,420,576
83,300			U.S. Bancorp	3,011,295
98,500			Urstadt Biddle Properties, Inc.- Class "A" (REIT)	1,986,745
188,500			Wells Fargo & Company	7,779,395
130,500			Westfield Financial, Inc.	913,500
				69,337,874
			Health Care-12.5%
43,600			Abbott Laboratories	1,520,768
86,100			AbbVie, Inc.	3,559,374
34,600			Baxter International, Inc.	2,396,742
55,000			Covidien, PLC	3,456,200
87,400			GlaxoSmithKline, PLC (ADR)	4,367,378
123,900			Johnson & Johnson	10,638,054
190,211			Merck & Company, Inc.	8,835,301
41,500			Novartis AG (ADR)	2,934,465
45,000			Omnicare, Inc.	2,146,950
359,224			Pfizer, Inc.	10,061,864
40,500			Thermo Fisher Scientific, Inc.	3,427,515
201,500			Warner Chilcott, PLC - Class "A"	4,005,820
11,953			Zoetis, Inc.	369,223
				57,719,654
			Industrials-11.3%
38,600			3M Company	4,220,910
34,537		*	ADT Corporation	1,376,299
48,000			Altra Holdings, Inc.	1,314,240
22,700			Dover Corporation	1,762,882
30,000			Eaton Corporation, PLC	1,974,300
19,800		*	Esterline Technologies Corporation	1,431,342
52,000			G&K Services, Inc. - Class "A"	2,475,200
95,000			Generac Holdings, Inc.	3,515,950
17,800			General Dynamics Corporation	1,394,274
331,800			General Electric Company	7,694,442
71,900			Honeywell International, Inc.	5,704,546
51,450			ITT Corporation	1,513,145
31,372			Pentair, Ltd.	1,809,851
23,800		*	TAL International Group, Inc.	1,036,966
25,800			Textainer Group Holdings, Ltd.	991,752
48,900			Triumph Group, Inc.	3,870,435
89,075			Tyco International, Ltd.	2,935,021
34,200			United Parcel Service, Inc. - Class "B"	2,957,616
47,500			United Technologies Corporation	4,414,650
				52,393,821
			Information Technology-8.5%
21,600			Automatic Data Processing, Inc.	1,487,376
277,000			Cisco Systems, Inc.	6,733,870
299,700			Intel Corporation	7,258,734
81,700			Intersil Corporation - Class "A"	638,894
38,700			Maxim Integrated Products, Inc.	1,075,086
125,000			Mentor Graphics Corporation	2,443,750
65,000			Microchip Technology, Inc.	2,421,250
275,000			Microsoft Corporation	9,495,750
39,800			Molex, Inc.	1,167,732
50,000			Oracle Corporation	1,536,000
55,300			QUALCOMM, Inc.	3,377,724
39,200			TE Connectivity, Ltd.	1,785,168
				39,421,334
			Materials-4.7%
28,300			Cytec Industries, Inc.	2,072,975
66,900			Dow Chemical Company	2,152,173
50,100			DuPont (E.I.) de Nemours & Company	2,630,250
41,200			Freeport-McMoRan Copper & Gold, Inc.	1,137,532
105,400			International Paper Company	4,670,274
51,700			LyondellBasell Industries NV - Class "A"	3,425,642
38,000			Rock-Tenn Company - Class "A"	3,795,440
49,100			Sonoco Products Company	1,697,387
				21,581,673
			Telecommunication Services-3.5%
203,230			AT&T, Inc.	7,194,342
28,800			CenturyLink, Inc.	1,018,080
89,100			NTELOS Holdings Corporation	1,466,586
130,500			Verizon Communications, Inc.	6,569,370
				16,248,378
			Utilities-4.2%
89,500			American Electric Power Company, Inc.	4,007,810
35,100			NextEra Energy, Inc.	2,859,948
90,900			NiSource, Inc.	2,603,376
92,600			Portland General Electric Company	2,832,634
110,000			PPL Corporation	3,328,600
106,400			Vectren Corporation	3,599,512
				19,231,880
Total Value of Common Stocks (cost $320,310,566)				427,387,399
			PREFERRED STOCKS-.5%
			Financials
50,500			Digital Realty Trust, Inc., 5.875%, 2049 Series G	1,136,250
46,000			Urstadt Biddle Properties, Inc., 7.125% Series F	1,190,940
Total Value of Preferred Stocks (cost $2,403,576)				2,327,190
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-4.6%
			U.S. Treasury Bills:
$1,000	M		0.016%, 7/5/2013	999,997
20,000	M		0.015%, 7/18/2013	19,999,842
Total Value of Short-Term U.S. Government Obligations (cost $20,999,839)				20,999,839
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.0%
14,000	M		Federal Home Loan Bank, 0.02%, 7/15/2013 (cost $13,999,876)	13,999,876
Total Value of Investments (cost $357,713,857)			100.5%	464,714,304
Excess of Liabilities Over Other Assets			(.5)	(2,234,758)
Net Assets			100.0%	$ 462,479,546

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At June 30, 2013, the cost of investments for federal income tax purposes was
$357,826,960. Accumulated net unrealized appreciation on investments was
$106,887,344, consisting of $109,474,053 gross unrealized appreciation and
$2,586,709 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$427,387,399	$-	$-	$427,387,399
Preferred Stocks	2,327,190	-	-	2,327,190
Short-Term U.S. Government
Obligations	-	20,999,839	-	20,999,839
Short-Term U.S Government
Agency Obligations	-	13,999,876	-	13,999,876
Total Investments in Securities*	$429,714,589	$34,999,715	$-	$464,714,304

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.8%
			Consumer Discretionary-14.9%
160,000			Allison Transmission Holdings, Inc.	$ 3,692,800
410,000			Best Buy Company, Inc.	11,205,300
125,000		*	BorgWarner, Inc.	10,768,750
430,000			CBS Corporation - Class "B"	21,014,100
766,000			Dana Holding Corporation	14,753,160
305,000			Delphi Automotive, PLC	15,460,450
425,000			GNC Holdings, Inc. - Class "A"	18,789,250
180,000			Home Depot, Inc.	13,944,600
315,000			L Brands, Inc.	15,513,750
114,100			McDonald's Corporation	11,295,900
325,000			Newell Rubbermaid, Inc.	8,531,250
307,900		*	Orient-Express Hotels, Ltd. - Class "A"	3,744,064
400,000			Pier 1 Imports, Inc.	9,396,000
307,100		*	Select Comfort Corporation	7,695,926
500,000			Staples, Inc.	7,930,000
150,000		*	Steiner Leisure, Ltd.	7,929,000
110,000		*	TRW Automotive Holdings Corporation	7,308,400
85,000			Tupperware Brands Corporation	6,603,650
160,000			Walt Disney Company	10,104,000
210,000			Wyndham Worldwide Corporation	12,018,300
				217,698,650
			Consumer Staples-10.0%
420,000			Altria Group, Inc.	14,695,800
450,000			Avon Products, Inc.	9,463,500
432,600			Coca-Cola Company	17,351,586
285,000			CVS Caremark Corporation	16,296,300
235,000			Herbalife, Ltd.	10,607,900
328,000			Nu Skin Enterprises, Inc. - Class "A"	20,047,360
126,000			PepsiCo, Inc.	10,305,540
275,000			Philip Morris International, Inc.	23,820,500
135,562			Procter & Gamble Company	10,436,918
175,000			Wal-Mart Stores, Inc.	13,035,750
				146,061,154
			Energy-9.8%
138,000			Anadarko Petroleum Corporation	11,858,340
144,800			Chevron Corporation	17,135,632
230,000			ConocoPhillips	13,915,000
51,500			Devon Energy Corporation	2,671,820
145,000			Ensco, PLC - Class "A"	8,427,400
240,490			ExxonMobil Corporation	21,728,271
31,700			Hess Corporation	2,107,733
6,920			Hugoton Royalty Trust	59,650
348,019			Marathon Oil Corporation	12,034,497
142,509			Marathon Petroleum Corporation	10,126,690
132,500			National Oilwell Varco, Inc.	9,129,250
385,000			Noble Corporation	14,468,300
115,000			Phillips 66	6,774,650
48,300			Schlumberger, Ltd.	3,461,178
302,900			Suncor Energy, Inc.	8,932,521
				142,830,932
			Financials-10.2%
230,000			American Express Company	17,194,800
140,000			Ameriprise Financial, Inc.	11,323,200
120,000			Armada Hoffler Properties, Inc. (REIT)	1,413,600
43,500			Brookline Bancorp, Inc.	377,580
275,000			Discover Financial Services	13,101,000
100,000			Financial Select Sector SPDR Fund (ETF)	1,949,000
290,000			FirstMerit Corporation	5,808,700
187,500		*	Health Insurance Innovations, Inc. - Class "A"	1,972,500
130,000			Invesco, Ltd.	4,134,000
396,730			JPMorgan Chase & Company	20,943,377
125,000			M&T Bank Corporation	13,968,750
100,000			MetLife, Inc.	4,576,000
100,000			Morgan Stanley	2,443,000
165,000			PNC Financial Services Group, Inc.	12,031,800
100,000			SPDR S&P Regional Banking (ETF)	3,388,000
357,666		*	Sunstone Hotel Investors, Inc. (REIT)	4,320,605
355,000			U.S. Bancorp	12,833,250
350,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	7,059,500
237,050			Wells Fargo & Company	9,783,054
				148,621,716
			Health Care-12.8%
341,600			Abbott Laboratories	11,915,008
230,000			AbbVie, Inc.	9,508,200
155,000		*	Actavis, Inc.	19,564,100
100,000			Baxter International, Inc.	6,927,000
75,000			Covidien, PLC	4,713,000
200,000		*	Express Scripts Holding Company	12,338,000
390,000		*	Gilead Sciences, Inc.	19,971,900
270,625			Johnson & Johnson	23,235,862
60,000			McKesson Corporation	6,870,000
303,300			Merck & Company, Inc.	14,088,285
140,000			Omnicare, Inc.	6,679,400
829,301			Pfizer, Inc.	23,228,721
260,000			Thermo Fisher Scientific, Inc.	22,003,800
265,900			Warner Chilcott, PLC - Class "A"	5,286,092
23,906			Zoetis, Inc.	738,446
				187,067,814
			Industrials-15.8%
185,000			3M Company	20,229,750
80,000		*	ADT Corporation	3,188,000
250,000			Altra Holdings, Inc.	6,845,000
129,400		*	Armstrong World Industries, Inc.	6,184,026
107,000			Caterpillar, Inc.	8,826,430
150,000			Chicago Bridge & Iron Company NV - NY Shares	8,949,000
150,000			Dover Corporation	11,649,000
140,000		*	Esterline Technologies Corporation	10,120,600
90,000			Gardner Denver, Inc.	6,766,200
370,000			Generac Holdings, Inc.	13,693,700
385,000			General Electric Company	8,928,150
209,700			Honeywell International, Inc.	16,637,598
65,000			IDEX Corporation	3,497,650
170,000			ITT Corporation	4,999,700
35,000			Lockheed Martin Corporation	3,796,100
227,072			Pentair, Ltd.	13,099,784
50,000			Raytheon Company	3,306,000
125,000			Ryder System, Inc.	7,598,750
100,000			Snap-on, Inc.	8,938,000
294,300		*	TAL International Group, Inc.	12,822,651
315,000			Textainer Group Holdings, Ltd.	12,108,600
145,000			Triumph Group, Inc.	11,476,750
372,475			Tyco International, Ltd.	12,273,051
154,700			United Technologies Corporation	14,377,818
				230,312,308
			Information Technology-17.7%
43,500			Apple, Inc.	17,229,480
604,800		*	ARRIS Group, Inc.	8,678,880
180,000			Avago Technologies, Ltd.	6,728,400
83,200		*	Blackhawk Network Holdings, Inc.	1,930,240
130,000		*	CDW Corporation	2,420,600
825,000			Cisco Systems, Inc.	20,055,750
100,000		*	eBay, Inc.	5,172,000
700,000			EMC Corporation	16,534,000
50,000			Global Payments, Inc.	2,316,000
363,000			Hewlett-Packard Company	9,002,400
583,775			Intel Corporation	14,139,030
151,425			International Business Machines Corporation	28,938,832
301,200			Intersil Corporation - Class "A"	2,355,384
547,700			Mentor Graphics Corporation	10,707,535
876,345			Microsoft Corporation	30,260,193
295,900		*	NeuStar, Inc. - Class "A"	14,404,412
350,000			Oracle Corporation	10,752,000
150,000		*	PTC, Inc.	3,679,500
310,000			QUALCOMM, Inc.	18,934,800
455,200			Symantec Corporation	10,228,344
225,000			TE Connectivity, Ltd.	10,246,500
500,000		*	Yahoo!, Inc.	12,555,000
				257,269,280
			Materials-6.1%
156,900			Celanese Corporation - Series "A"	7,029,120
205,000			Cytec Industries, Inc.	15,016,250
375,000			Freeport-McMoRan Copper & Gold, Inc.	10,353,750
405,000			International Paper Company	17,945,550
220,000			LyondellBasell Industries NV - Class "A"	14,577,200
40,000			Praxair, Inc.	4,606,400
150,000			Rock-Tenn Company - Class "A"	14,982,000
135,000			RPM International, Inc.	4,311,900
				88,822,170
			Telecommunication Services-2.4%
435,300			AT&T, Inc.	15,409,620
396,400			Verizon Communications, Inc.	19,954,776
				35,364,396
			Utilities-.1%
50,000			Atmos Energy Corporation	2,053,000
Total Value of Common Stocks (cost $982,149,040)				1,456,101,420
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.2%
$3,500	M		Federal Home Loan Bank, 0.02% 7/15/2013 (cost $3,499,969)	3,499,969
Total Value of Investments (cost $985,649,009)			100.0%	1,459,601,389
Excess of Liabilities Over Other Assets			-	(568,576)
Net Assets			100.0%	$ 1,459,032,813

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At June 30, 2013, the cost of investments for federal income tax purposes was
$990,999,286. Accumulated net unrealized appreciation on investments was
$468,602,103, consisting of $481,574,772 gross unrealized appreciation and $12,972,669 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,456,101,420	$-	$-	$1,456,101,420
Short-Term U.S Government
Agency Obligations	-	3,499,969	-	3,499,969
Total Investments in Securities*	$1,456,101,420	$3,499,969	$-	$1,459,601,389

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2013

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-97.0%
			United States-49.3%
6,000			Accenture, PLC - Class "A"		$ 431,760
14,600			Aetna, Inc.		927,684
37,475			Aflac, Inc.		2,178,047
34,045			AGCO Corporation		1,708,719
86,850			Altria Group, Inc.		3,038,881
24,280		*	American International Group, Inc.		1,085,316
23,915			Ameriprise Financial, Inc.		1,934,245
43,450			Amgen, Inc.		4,286,777
31,745			Anadarko Petroleum Corporation		2,727,848
6,675			Apple, Inc.		2,643,834
43,300			Assured Guaranty, Ltd.		955,198
87,500			AT&T, Inc.		3,097,500
4,620		*	AutoZone, Inc.		1,957,448
9,900		*	BE Aerospace, Inc.		624,492
9,000		*	Bed Bath & Beyond, Inc.		638,100
14,600			Belden, Inc.		728,978
9,505			BlackRock, Inc.		2,441,359
13,000		*	Cameron International Corporation		795,080
18,000			Carnival Corporation		617,220
40,455			CBS Corporation - Class "B"		1,977,036
22,625		*	Check Point Software Technologies, Ltd.		1,124,010
40,495			Chevron Corporation		4,792,178
23,190			Chicago Bridge & Iron Company NV - NY Shares		1,383,515
18,665			Cigna Corporation		1,353,026
137,080			Cisco Systems, Inc.		3,332,415
99,545			Citigroup, Inc.		4,775,174
9,200		*	Cognizant Technology Solutions Corporation - Class "A"		576,012
40,490			Covidien, PLC		2,544,392
40,700			CVS Caremark Corporation		2,327,226
78,600			D.R. Horton, Inc.		1,672,608
12,000			Deere & Company		975,000
43,595		*	Dollar Tree, Inc.		2,216,370
40,605			Eaton Corporation, PLC		2,672,215
44,625		*	eBay, Inc.		2,308,005
19,670			Eli Lilly & Company		966,190
131,570			EMC Corporation		3,107,683
57,265			Ensco, PLC - Class "A"		3,328,242
12,400		*	Express Scripts Holding Company		764,956
28,200			FedEx Corporation		2,779,956
15,520			Flowserve Corporation		838,235
16,100		*	Gilead Sciences, Inc.		824,481
4,785		*	Google, Inc. - Class "A"		4,212,570
21,840		*	Green Mountain Coffee Roasters, Inc.		1,639,310
6,700			Harley-Davidson, Inc.		367,294
11,920			Honeywell International, Inc.		945,733
13,300			IAC/InterActiveCorp		632,548
27,600		*	iGATE Corporation		453,192
2,700			International Business Machines Corporation		515,997
179,030			Interpublic Group of Companies, Inc.		2,604,886
64,470		*	JDS Uniphase Corporation		927,079
22,840			Johnson & Johnson		1,961,042
97,500			JPMorgan Chase & Company		5,147,025
27,200			Las Vegas Sands Corporation		1,439,696
87,850			Lowe's Companies, Inc.		3,593,065
19,725			Mattel, Inc.		893,740
15,665			McKesson Corporation		1,793,643
54,985			Merck & Company, Inc.		2,554,053
122,225			Microsoft Corporation		4,220,429
9,465		*	Monster Beverage Corporation		575,188
17,920			NextEra Energy, Inc.		1,460,122
1,400		*	Noodles & Company		51,450
37,880			Norfolk Southern Corporation		2,751,982
94,150			Oracle Corporation		2,892,288
94,271			Pfizer, Inc.		2,640,531
9,300			Philip Morris International, Inc.		805,566
54,775			PNC Financial Services Group, Inc.		3,994,193
37,500			Procter & Gamble Company		2,887,125
8,510			QUALCOMM, Inc.		519,791
12,900			Ross Stores, Inc.		836,049
36,425			St. Jude Medical, Inc.		1,662,073
19,540			Starwood Hotels & Resorts Worldwide, Inc.		1,234,733
23,300			UnitedHealth Group, Inc.		1,525,684
28,900			Waddell & Reed Financial, Inc. - Class "A"		1,257,150
39,855			Walgreen Company		1,761,591
22,120			Wal-Mart Stores, Inc.		1,647,719
10,300			Walt Disney Company		650,445
11,600		*	Web.com Group, Inc.		296,960
33,000			Wells Fargo & Company		1,361,910
32,985		*	WESCO International, Inc.		2,241,661
32,400		*	Whiting Petroleum Corporation		1,493,316
29,713			Zoetis, Inc.		917,829
					148,824,069
			Japan-9.5%
91,900			AEON Company, Ltd.		1,204,548
49,500			Aisin Seiki Company, Ltd.		1,891,101
31,900			Daiichi Sankyo Company, Ltd.		531,800
7,500			Daito Trust Construction Company, Ltd.		705,945
37,100			Eisai Company, Ltd.		1,510,741
34,600			FamilyMart Company, Ltd.		1,473,378
22,060			Honda Motor Company, Ltd.		818,353
86,100			Japan Tobacco, Inc.		3,038,008
149,100			Mitsubishi Electric Corporation		1,394,412
551,590			Mitsubishi UFJ Financial Group, Inc.		3,398,330
37,000			Mitsui Fudosan Company, Ltd.		1,086,515
202,300			Nomura Holdings, Inc.		1,488,713
19,200			Nomura Research Institute, Ltd.		624,312
17,000			Omron Corporation		505,200
19,900			Ono Pharmaceutical Company, Ltd.		1,348,236
152,200			Rakuten, Inc.		1,797,258
43,000			Shizuoka Bank, Ltd.		462,747
12,400			Softbank Corporation		722,766
152,720			T&D Holdings, Inc.		2,050,923
14,000			THK Company, Ltd.		293,854
71,600			Tokio Marine Holdings, Inc.		2,266,895
					28,614,035
			United Kingdom-8.1%
43,252			AstraZeneca, PLC		2,043,438
16,900			AstraZeneca, PLC (ADR)		799,370
286,627			BAE Systems, PLC		1,664,995
81,503			BG Group, PLC		1,382,633
438,352			BP, PLC		3,026,705
21,425			BP, PLC (ADR)		894,279
8,409			Derwent London, PLC		293,339
100,094			Diageo, PLC		2,854,060
284,699			Direct Line Insurance Group, PLC		1,006,095
36,659			Great Portland Estates, PLC		295,516
84,571			Hammerson, PLC		625,050
21,084			Imperial Tobacco Group, PLC		729,096
138,336			Kingfisher, PLC		719,659
1,388,118		*	Lloyds Banking Group, PLC		1,329,737
238,626			National Grid, PLC		2,699,938
187,327			Rexam, PLC		1,356,660
151,559			Rolls-Royce Holdings, PLC		2,606,705
19,551,581		*	Rolls-Royce Holdings, PLC - "C" Shares	(a)	29,654
					24,356,929
			France-7.2%
38,355			Accor SA		1,347,849
27,445			Air Liquide SA		3,384,427
174,984			AXA SA		3,433,400
54,386			BNP Paribas SA		2,967,364
11,884			Bureau Veritas SA		307,326
16,173			Essilor International SA		1,718,376
87,355			Rexel SA		1,962,115
24,398			Safran SA		1,272,513
19,705			Sanofi		2,039,349
20,451			Schneider Electric SA		1,481,483
8,216			Unibail-Rodamco		1,911,641
					21,825,843
			Switzerland-4.0%
12,925			Compagnie Financiere Richemont SA		1,141,345
883			Givaudan SA		1,137,639
71,922			Julius Baer Group, Ltd.		2,804,209
1,263			Partners Group Holding AG		341,396
21,424			Roche Holding AG - Genusscheine		5,321,186
87,400		*	UBS AG - Registered		1,485,380
					12,231,155
			Belgium-3.3%
49,656			Anheuser-Busch InBev NV		4,414,254
43,025			Anheuser-Busch InBev NV (ADR)		3,883,436
39,429			Umicore SA		1,636,469
					9,934,159
			China-2.3%
1,519,000			China Construction Bank Corporation		1,075,159
586,200			China Pacific Insurance Group Company, Ltd.		1,870,525
128,000			ENN Energy Holdings, Ltd.		682,383
312,020			Kunlun Energy Company, Ltd.		553,533
1,664,000			Lenovo Group, Ltd.		1,508,173
184,000			Shandong Weigao Group Medical Polymer Company, Ltd.		201,167
117,500		*	Shanghai Fosun Pharmaceutical Group Company, Ltd.		191,482
105,800			Sinopharm Group Company		265,716
786,000			Skyworth Digital Holdings, Ltd.		397,238
212,500			Zhongsheng Group Holdings, Ltd.		235,065
					6,980,441
			Canada-2.2%
34,700			Barrick Gold Corporation		546,178
33,200			Canadian National Railway Company		3,217,248
11,200		*	MEG Energy Corporation		305,440
24,300			Suncor Energy, Inc.		714,062
32,490			Tim Hortons, Inc.		1,752,387
					6,535,315
			Italy-1.8%
25,204			Banca Generali SpA		542,529
322,805			Intesa Sanpaolo		516,525
123,244		*	Mediaset SpA		464,576
835,870			Snam Rete Gas SpA		3,802,767
					5,326,397
			Germany-1.2%
5,606			Brenntag AG		850,388
9,775			Continental AG		1,303,638
32,802			Deutsche Wohnen AG		556,208
17,320			Lanxess AG		1,041,920
					3,752,154
			Hong Kong-1.2%
334,800			AIA Group, Ltd.		1,417,958
130,500			Link REIT (REIT)		641,871
520,130			MGM China Holdings, Ltd.		1,388,113
140,295			Shangri-La Asia, Ltd.		242,376
					3,690,318
			Netherlands-1.0%
7,785			ASML Holding NV - NY Shares (ADR)		615,794
75,490		*	NXP Semiconductors NV		2,338,680
					2,954,474
			Taiwan-.8%
134,700			Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)		2,467,704
			Sweden-.7%
52,246			Assa Abloy AB - Class "B"		2,034,277
			Spain-.6%
133,769		*	Telefonica SA		1,711,844
			Portugal-.5%
72,824			Galp Energia SGPS SA		1,076,760
147,026			Portugal Telecom SGPS SA		571,424
					1,648,184
			Brazil-.5%
110,900			Cia de Saneamento Basico do Estado de Sao Paulo (ADR)		1,154,469
27,200			Mills Estruturas e Servicos		372,345
					1,526,814
			Finland-.4%
15,130			Kone Oyj-B		1,200,653
			India-.4%
139,950			ITC, Ltd.		763,867
8,213			United Spirits, Ltd.		299,607
					1,063,474
			Ireland-.3%
45,036			CRH, PLC		911,881
			Mexico-.3%
205,100			Fibra Uno Administracion SA		685,092
102,800		*	Macquarie Mexico Real Estate Management SA de CV (REIT)		220,976
					906,068
			Austria-.3%
31,604			Erste Group Bank AG		842,354
			Norway-.2%
18,217		*	Algeta ASA		689,770
			South Korea-.2%
539			Samsung Electronics Company, Ltd.		633,368
			Australia-.2%
59,927			Westfield Group		627,531
			Panama-.2%
4,630			Copa Holdings SA - Class "A"		607,086
			United Arab Emirates-.2%
23,100		*	Al Noor Hospitals Group, PLC		221,950
87,385		*	NMC Health, PLC		357,847
					579,797
			Malaysia-.1%
375,100			Airasia Berhad		378,721
			Cyprus-.0%
1,590			QIWI, PLC (ADR)		36,888
Total Value of Common Stocks (cost $239,994,283)					292,891,703
			PREFERRED STOCKS-.8%
			Germany
31,752			ProSiebenSat.1 Media AG		1,362,828
5,534			Volkswagen AG		1,118,928
Total Value of Preferred Stocks (cost $2,481,029)					2,481,756
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.2%
			United States
$3,500	M		Federal Home Loan Bank, 0.02%, 7/15/2013 (cost $3,499,969)		3,499,969
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.7%
			United States
2,000	M		U.S. Treasury Bill, 0.016%, 7/5/2013 (cost $1,999,995)		1,999,995
Total Value of Investments (cost $247,975,276)			99.7%		300,873,423
Other Assets, Less Liabilities			.3		926,214
Net Assets			100.0%		$ 301,799,637

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2013, the Fund held one security that was fair valued by the Valuation Committee with a value of $29,654 representing 0% of the
Fund's net assets.

At June 30, 2013, the cost of investments for federal income tax purposes was
$251,666,356. Accumulated net unrealized appreciation on investments was
$49,207,067, consisting of $53,784,851 gross unrealized appreciation and $4,577,784 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$148,824,069	$-	$-	$148,824,069
Japan	28,614,035	-	-	28,614,035
United Kingdom	24,327,275	-	29,654	24,356,929
France	21,825,843	-	-	21,825,843
Switzerland	12,231,155	-	-	12,231,155
Belgium	9,934,159	-	-	9,934,159
China	6,980,441	-	-	6,980,441
Canada	6,535,315	-	-	6,535,315
Italy	5,326,397	-	-	5,326,397
Germany	3,752,154	-	-	3,752,154
Hong Kong	3,690,318	-	-	3,690,318
Netherlands	2,954,474	-	-	2,954,474
Taiwan	2,467,704	-	-	2,467,704
Sweden	2,034,277	-	-	2,034,277
Spain	1,711,844	-	-	1,711,844
Portugal	1,648,184	-	-	1,648,184
Brazil	1,526,814	-	-	1,526,814
Finland	1,200,653	-	-	1,200,653
India	1,063,474	-	-	1,063,474
Ireland	911,881	-	-	911,881
Mexico	906,068	-	-	906,068
Austria	842,354	-	-	842,354
Norway	689,770	-	-	689,770
South Korea	633,368	-	-	633,368
Australia	627,531	-	-	627,531
Panama	607,086	-	-	607,086
United Arab Emirates	579,797	-	-	579,797
Malaysia	378,721	-	-	378,721
Cyprus	36,888	-	-	36,888
Preferred Stocks
Germany	2,481,756	-	-	2,481,756
Short-Term U.S. Government
Agency Obligations	-	3,499,969	-	3,499,969
Short-Term U.S. Government
Obligations	-	1,999,995	-	1,999,995
Total Investments in Securities	$295,343,805	$5,499,964	$29,654	$300,873,423

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recongnized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, September 30, 2012	$-
Purchases	29,654
Sales	-
Change in unrealized
appreciation (depreciation)	-
Realized gain (loss)	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, June 30, 2013	$29,654

The following is a summary of Level 3 inputs by industry:

Industrials	$29,654

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013:

Impact to Valuation
	Fair Value	Valuation	Unobservable		from and Increase
	June 30, 2013	Methodologies	Input(s)(1)	Range	in Input(2)

Common Stocks	$29,654	Discounted Cash	Discounted Cash	100%	Increase
		Flows on Proceeds	Flows on Proceeds

(1)	In determining certain of these inputs, Management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.2%
			Consumer Discretionary-18.2%
118,800			Abercrombie & Fitch Company - Class "A"	$ 5,375,700
306,200			Gentex Corporation	7,057,910
137,800			Home Depot, Inc.	10,675,366
127,700			Mattel, Inc.	5,786,087
11,100		*	Priceline.com, Inc.	9,181,143
220,800			TJX Companies, Inc.	11,053,248
45,240			Whirlpool Corporation	5,173,646
				54,303,100
			Consumer Staples-10.0%
67,000			Costco Wholesale Corporation	7,408,190
100,200			Ingredion, Inc.	6,575,124
71,800			Kimberly-Clark Corporation	6,974,652
260,100			Kroger Company	8,983,854
				29,941,820
			Energy-6.5%
44,300			Chevron Corporation	5,242,462
47,700			ExxonMobil Corporation	4,309,695
72,700			Helmerich & Payne, Inc.	4,540,115
151,300			Valero Energy Corporation	5,260,701
				19,352,973
			Financials-8.9%
153,000			American Express Company	11,438,280
128,900			Discover Financial Services	6,140,796
55,400			Travelers Companies, Inc.	4,427,568
129,700			U.S. Bancorp	4,688,655
				26,695,299
			Health Care-17.0%
106,900		*	Actavis, Inc.	13,492,918
84,600			Cooper Companies, Inc.	10,071,630
57,500			Johnson & Johnson	4,936,950
70,600			McKesson Corporation	8,083,700
111,100			Omnicare, Inc.	5,300,581
193,500			ResMed, Inc.	8,732,655
				50,618,434
			Industrials-7.7%
108,000		*	Alaska Air Group, Inc.	5,616,000
202,800			AMETEK, Inc.	8,578,440
164,000			Wabtec Corporation	8,762,520
				22,956,960
			Information Technology-28.5%
140,810			Accenture, PLC - Class "A"	10,132,687
54,700		*	Alliance Data Systems Corporation	9,902,341
163,900		*	AOL, Inc.	5,979,072
28,100			Apple, Inc.	11,129,848
763,700		*	Cadence Design Systems, Inc.	11,058,376
190,899		*	CoreLogic, Inc.	4,423,130
242,100			Hewlett-Packard Company	6,004,080
248,600		*	NetApp, Inc.	9,392,108
85,600		*	SanDisk Corporation	5,230,160
156,100		*	Solarwinds, Inc.	6,058,241
92,619			Western Digital Corporation	5,750,714
				85,060,757
			Materials-2.4%
70,900			Rock-Tenn Company - Class "A"	7,081,492
Total Value of Common Stocks (cost $234,808,614)				296,010,835
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.5%
$1,500	M		Federal Home Loan Bank, 0.02%, 7/15/2013 (cost $1,499,987)	1,499,987
Total Value of Investments (cost $236,308,601)			99.7%	297,510,822
Other Assets, Less Liabilities			.3	829,088
Net Assets			100.0%	$ 298,339,910

*	Non-income producing

At June 30, 2013, the cost of investments for federal income tax purposes was
$236,308,601. Accumulated net unrealized appreciation on investments was $61,202,221, consisting of $66,866,510 gross unrealized appreciation and $5,664,289 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$296,010,835	$-	$-	$296,010,835
Short-Term U.S Government
Agency Obligations	-	1,499,987	-	1,499,987
Total Investments in Securities*	$296,010,835	$1,499,987	$-	$297,510,822

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
June 30, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.6%
			Consumer Discretionary-17.1%
150,000			Allison Transmission Holdings, Inc.	$ 3,462,000
75,000		*	BorgWarner, Inc.	6,461,250
511,000			Dana Holding Corporation	9,841,860
320,000		*	Del Frisco's Restaurant Group, Inc.	6,851,200
245,000			Delphi Automotive, PLC	12,419,050
250,000		*	Express, Inc.	5,242,500
240,000			GNC Holdings, Inc. - Class "A"	10,610,400
165,000			L Brands, Inc.	8,126,250
160,000			Newell Rubbermaid, Inc.	4,200,000
50,000			Nordstrom, Inc.	2,997,000
436,000		*	Orient-Express Hotels, Ltd. - Class "A"	5,301,760
6,900			Oxford Industries, Inc.	430,560
310,000			Pier 1 Imports, Inc.	7,281,900
25,000			Ralph Lauren Corporation	4,343,500
61,200			Ruth's Hospitality Group, Inc.	738,684
149,300		*	Select Comfort Corporation	3,741,458
175,000			Stewart Enterprises, Inc. - Class "A"	2,290,750
10,000		*	Tempur Sealy International, Inc.	439,000
135,000		*	TRW Automotive Holdings Corporation	8,969,400
85,000			Tupperware Brands Corporation	6,603,650
90,000			Wyndham Worldwide Corporation	5,150,700
				115,502,872
			Consumer Staples-7.0%
240,000			Avon Products, Inc.	5,047,200
10,000		*	Fairway Group Holdings Corporation	241,700
160,000			Herbalife, Ltd.	7,222,400
20,000			McCormick & Company, Inc.	1,407,200
236,300			Nu Skin Enterprises, Inc. - Class "A"	14,442,656
45,100			Pinnacle Foods, Inc.	1,089,165
538,500		*	Prestige Brands Holdings, Inc.	15,691,890
69,407			Tootsie Roll Industries, Inc.	2,205,755
				47,347,966
			Energy-6.7%
30,000		*	Dril-Quip, Inc.	2,708,700
130,000			Ensco, PLC - Class "A"	7,555,600
40,000			EOG Resources, Inc.	5,267,200
90,000			EQT Corporation	7,143,300
43,000			Hess Corporation	2,859,070
139,700			National Oilwell Varco, Inc.	9,625,330
145,000			Noble Corporation	5,449,100
225,000			Talisman Energy, Inc.	2,571,750
125,000		*	Weatherford International, Ltd.	1,712,500
				44,892,550
			Financials-12.6%
60,000			Ameriprise Financial, Inc.	4,852,800
200,000			Berkshire Hills Bancorp, Inc.	5,552,000
35,000			Brookline Bancorp, Inc.	303,800
105,000			City National Corporation	6,653,850
220,000			Discover Financial Services	10,480,800
150,000			Douglas Emmett, Inc. (REIT)	3,742,500
32,500			Federal Realty Investment Trust (REIT)	3,369,600
90,000			Financial Select Sector SPDR Fund (ETF)	1,754,100
225,000			FirstMerit Corporation	4,506,750
171,000		*	Health Insurance Innovations, Inc. - Class "A"	1,798,920
138,200			Invesco, Ltd.	4,394,760
75,000			M&T Bank Corporation	8,381,250
120,000			NASDAQ OMX Group, Inc.	3,934,800
100,000			Oritani Financial Corporation	1,568,000
250,000			Protective Life Corporation	9,602,500
325,000			Provident New York Bancorp	3,035,500
92,000			SPDR S&P Regional Banking (ETF)	3,116,960
175,000			Waddell & Reed Financial, Inc. - Class "A"	7,612,500
				84,661,390
			Health Care-9.9%
130,300		*	Actavis, Inc.	16,446,466
75,000			DENTSPLY International, Inc.	3,072,000
160,000		*	Gilead Sciences, Inc.	8,193,600
87,500			McKesson Corporation	10,018,750
95,000			Omnicare, Inc.	4,532,450
20,000			Perrigo Company	2,420,000
125,000			Thermo Fisher Scientific, Inc.	10,578,750
185,000		*	Triple-S Management Corporation - Class "B"	3,971,950
375,000			Warner Chilcott, PLC - Class "A"	7,455,000
				66,688,966
			Industrials-20.4%
140,000			A.O. Smith Corporation	5,079,200
180,000			Altra Holdings, Inc.	4,928,400
95,000		*	Armstrong World Industries, Inc.	4,540,050
100,000		*	B/E Aerospace, Inc.	6,308,000
140,000			Chicago Bridge & Iron Company NV - NY Shares	8,352,400
95,000			Dover Corporation	7,377,700
120,000		*	Esterline Technologies Corporation	8,674,800
114,100			G&K Services, Inc. - Class "A"	5,431,160
65,000			Gardner Denver, Inc.	4,886,700
262,500			Generac Holdings, Inc.	9,715,125
80,000			IDEX Corporation	4,304,800
160,000			ITT Corporation	4,705,600
82,500			J.B. Hunt Transport Services, Inc.	5,959,800
131,400			Pentair, Ltd.	7,580,466
40,000			Roper Industries, Inc.	4,968,800
70,000			Ryder System, Inc.	4,255,300
85,500			Snap-on, Inc.	7,641,990
115,000		*	TAL International Group, Inc.	5,010,550
156,500			Textainer Group Holdings, Ltd.	6,015,860
185,000			Triumph Group, Inc.	14,642,750
135,000		*	United Rentals, Inc.	6,737,850
				137,117,301
			Information Technology-11.1%
453,400		*	ARRIS Group, Inc.	6,506,290
150,000		*	ATMI, Inc.	3,547,500
125,000			Avago Technologies, Ltd.	4,672,500
186,500		*	Blackhawk Network Holdings, Inc.	4,326,800
90,000		*	CDW Corporation	1,675,800
45,000		*	Fiserv, Inc.	3,933,450
55,000			Global Payments, Inc.	2,547,600
130,000			Intersil Corporation - Class "A"	1,016,600
318,800			Mentor Graphics Corporation	6,232,540
100,000			Microchip Technology, Inc.	3,725,000
259,000		*	NeuStar, Inc. - Class "A"	12,608,120
325,000			Symantec Corporation	7,302,750
180,000			TE Connectivity, Ltd.	8,197,200
275,000			Technology Select Sector SPDR Fund (ETF)	8,412,250
				74,704,400
			Materials-8.6%
80,000			Agrium, Inc.	6,956,800
52,700		*	Clearwater Paper Corporation	2,480,062
135,000			Cytec Industries, Inc.	9,888,750
247,322			Freeport-McMoRan Copper & Gold, Inc.	6,828,560
210,000			International Paper Company	9,305,100
40,000			Praxair, Inc.	4,606,400
135,000			Rock-Tenn Company - Class "A"	13,483,800
55,000			Sigma-Aldrich Corporation	4,419,800
				57,969,272
			Telecommunication Services-.6%
250,000			NTELOS Holdings Corporation	4,115,000
			Utilities-3.6%
111,000			AGL Resources, Inc.	4,757,460
144,800			Portland General Electric Company	4,429,432
135,000			SCANA Corporation	6,628,500
200,000			Wisconsin Energy Corporation	8,198,000
				24,013,392
Total Value of Common Stocks (cost $430,532,738)				657,013,109
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.4%
16,000	M		Federal Home Loan Bank, 0.04%, 7/26/2013 (cost $15,999,520)	15,999,520
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.1%
1,000	M		U.S. Treasury Bill, 0.016%, 7/5/2013 (cost $999,997)	999,997
Total Value of Investments (cost $447,532,255)			100.1%	674,012,626
Excess of Liabilities Over Other Assets			(.1)	(648,557)
Net Assets			100.0%	$ 673,364,069

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At June 30, 2013, the cost of investments for federal income tax purposes was
$447,699,144. Accumulated net unrealized appreciation on investments was $226,313,482, consisting of $228,347,444 gross unrealized appreciation and $2,033,962 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$657,013,109	$-	$-	$657,013,109
Short-Term U.S Government
Agency Obligations	-	15,999,520	-	15,999,520
Short-Term U.S. Government
Obligations	-	999,997	-	999,997
Total Investments in Securities*	$657,013,109	$16,999,517	$-	$674,012,626

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.1%
			Consumer Discretionary-23.5%
187,004			American Eagle Outfitters, Inc.	$ 3,414,693
181,850			Best Buy Company, Inc.	4,969,960
132,100		*	CST Brands, Inc.	4,070,001
132,050		*	Deckers Outdoor Corporation	6,669,845
375,950		*	Express, Inc.	7,883,672
149,950			Foot Locker, Inc.	5,267,744
175,150			Hillenbrand, Inc.	4,152,807
149,575		*	Iconix Brand Group, Inc.	4,399,001
693,825		*	Live Nation Entertainment, Inc.	10,754,287
67,050			Loral Space & Communications, Inc.	4,021,659
225,275		*	M/I Homes, Inc.	5,172,314
158,925			Men's Wearhouse, Inc.	6,015,311
36,900			PVH Corporation	4,614,345
401,800			Regal Entertainment Group - Class "A"	7,192,220
278,151		*	Starz-Liberty Capital	6,147,137
44,144		*	Visteon Corporation	2,786,369
142,475		*	WMS Industries, Inc.	3,634,537
				91,165,902
			Consumer Staples-.8%
228,942		*	Dole Food Company, Inc.	2,919,010
			Energy-8.5%
258,275		*	Approach Resources, Inc.	6,345,817
88,500			Calumet Specialty Products Partners, LP	3,219,630
277,291		*	Matrix Service Company	4,320,194
290,750		*	Midstates Petroleum Company, Inc.	1,572,957
698,222		*	PetroQuest Energy, Inc.	2,764,959
207,700		*	Stone Energy Corporation	4,575,631
222,775			Western Refining, Inc.	6,253,294
85,200		*	Whiting Petroleum Corporation	3,926,868
				32,979,350
			Financials-15.1%
16,612		*	Alleghany Corporation	6,367,546
135,600			American Financial Group, Inc.	6,632,196
593,400			Anworth Mortgage Asset Corporation (REIT)	3,323,040
210,900			Aspen Insurance Holdings, Ltd.	7,822,281
271,572			Capitol Federal Financial, Inc.	3,296,884
258,600		*	EZCORP, Inc. - Class "A"	4,365,168
834,100			MFA Financial, Inc. (REIT)	7,048,145
114,075			Mid-America Apartment Communities, Inc. (REIT)	7,730,863
168,150			Montpelier Re Holdings, Ltd.	4,205,432
177,775		*	PHH Corporation	3,623,055
119,975		*	Walter Investment Management Corporation	4,056,355
				58,470,965
			Health Care-7.5%
56,178		*	Life Technologies Corporation	4,157,734
133,763		*	Magellan Health Services, Inc.	7,501,429
267,450			Masimo Corporation	5,669,940
31,025		*	MEDNAX, Inc.	2,841,269
250,036		*	Myriad Genetics, Inc.	6,718,467
72,875			PerkinElmer, Inc.	2,368,438
				29,257,277
			Industrials-9.5%
145,400			Applied Industrial Technologies, Inc.	7,027,182
95,625			EMCOR Group, Inc.	3,887,156
131,550			GATX Corporation	6,239,416
138,900			Kennametal, Inc.	5,393,487
161,475		*	Kforce, Inc.	2,357,535
33,750			Precision Castparts Corporation	7,627,838
73,975			Ryder System, Inc.	4,496,940
				37,029,554
			Information Technology-23.4%
217,875		*	Avnet, Inc.	7,320,600
14,024		*	Comverse, Inc.	417,354
303,675			Convergys Corporation	5,293,055
349,300		*	Demand Media, Inc.	2,095,800
1,025,450		*	Emulex Corporation	6,685,934
126,850			IAC/InterActiveCorp	6,032,986
150,500			j2 Global, Inc.	6,397,755
241,200			Jabil Circuit, Inc.	4,915,656
220,392		*	Kulicke and Soffa Industries, Inc.	2,437,536
238,275			Lender Processing Services, Inc.	7,708,196
326,501		*	Microsemi Corporation	7,427,898
397,125		*	Polycom, Inc.	4,185,698
191,975		*	Progress Software Corporation	4,417,345
659,050		*	QLogic Corporation	6,300,518
1,261,790		*	TriQuint Semiconductor, Inc.	8,744,205
117,848		*	Verint Systems, Inc.	4,180,069
461,650		*	Vishay Intertechnology, Inc.	6,412,319
				90,972,924
			Materials-7.5%
103,000			AptarGroup, Inc.	5,686,630
141,125		*	Boise Cascade Company	3,585,986
250,700		*	First Majestic Silver Corporation	2,654,913
64,924			Innospec, Inc.	2,608,646
175,800			Olin Corporation	4,205,136
90,000			Sensient Technologies Corporation	3,642,300
68,115			Westlake Chemical Corporation	6,566,967
				28,950,578
			Telecommunication Services-1.3%
431,175		*	Premiere Global Services, Inc.	5,204,282
Total Value of Common Stocks (cost $288,498,987)				376,949,842
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.9%
			Federal Home Loan Bank:
$500	M		0.02%, 7/15/2013	499,995
7,000	M		0.04%, 7/26/2013	6,999,790
Total Value of U.S. Government Agency Obligations (cost $7,499,785)				7,499,785
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.8%
3,000	M		U.S. Treasury Bill, 0.016%, 7/5/2013 (cost $2,999,992)	2,999,992
Total Value of Investments (cost $298,998,764)			99.8%	387,449,619
Other Assets, Less Liabilities			.2	605,562
Net Assets			100.0%	$ 388,055,181

*	Non-income producing

Summary of Abbreviations:
	REIT	Real Estate Investment Trust

At June 30, 2013, the cost of investments for federal income tax purposes was
$300,022,824. Accumulated net unrealized appreciation on investments was
$87,426,795, consisting of $96,628,215 gross unrealized appreciation and
$9,201,420 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$376,949,842	$-	$-	$376,949,842
Short-Term U.S Government
Agency Obligations	-	7,499,785	-	7,499,785
Short-Term U.S. Government
Obligations	-	2,999,992	-	2,999,992
Total Investments in Securities*	$376,949,842	$10,499,777	$-	$387,449,619

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2013

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-94.6%
			United Kingdom-22.9%
402,995		*	Barratt Developments, PLC		$ 1,892,334
222,113			British American Tobacco, PLC		11,344,327
185,427			Diageo, PLC		5,287,227
256,209			Domino's Pizza Group, PLC		2,605,496
214,503			Fresnillo, PLC		2,869,453
462,644			HSBC Holdings, PLC		4,785,513
145,826			Persimmon, PLC		2,612,053
206,058		*	Rolls-Royce Holdings, PLC		3,544,049
23,664,102		*	Rolls-Royce Holdings, PLC - "C" Shares	(a)	35,891
132,657			SABMiller, PLC		6,342,821
176,999			Standard Chartered, PLC		3,830,822
					45,149,986
			Switzerland-15.7%
44,679			DKSH Holding, Ltd.		3,669,142
968			Lindt & Spruengli AG		3,629,936
126,689			Nestle SA - Registered		8,295,073
6,745		*	Novartis AG - Registered		478,349
1,809		*	Roche Holding AG - Genusscheine		449,310
2,575			SGS SA - Registered		5,522,037
523,449		*	UBS AG - Registered		8,896,116
					30,939,963
			India-11.8%
540,786			HDFC Bank, Ltd.		6,092,658
369			HDFC Bank, Ltd. (ADR)		13,373
235,434			Hindustan Unilever, Ltd.		2,318,287
600,357			Housing Development Finance Corporation, Ltd.		8,880,838
1,090,371			ITC, Ltd.		5,951,398
					23,256,554
			France-8.2%
206,876			Bureau Veritas SA		5,349,917
29,480			Essilor International SA		3,132,240
4,650			Hermes International		1,498,986
19,198			L'Oreal SA		3,150,506
27,637			Pernod Ricard SA		3,060,360
					16,192,009
			Netherlands-7.8%
42,308			Core Laboratories NV		6,416,431
225,364			Unilever NV - CVA		8,862,876
					15,279,307
			United States-6.4%
36,524			Accenture, PLC - Class "A"		2,628,267
115,051			Philip Morris International, Inc.		9,965,718
					12,593,985
			Canada-5.5%
57,229			Bank of Nova Scotia		3,055,251
85,676			Enbridge, Inc.		3,592,065
173,436			Goldcorp, Inc.		4,272,811
					10,920,127
			Hong Kong-3.3%
112,384			Cheung Kong Infrastructure Holdings, Ltd.		749,096
401,387			Link REIT (REIT)		1,974,242
567,518			L'Occitane International SA		1,529,215
457,259			Sands China, Ltd.		2,154,727
					6,407,280
			Denmark-2.9%
37,211			Novo Nordisk A/S - Series "B"		5,790,965
			Australia-2.4%
253,341			Newcrest Mining, Ltd.		2,288,807
74,861			Ramsay Health Care, Ltd.		2,453,841
					4,742,648
			Germany-2.4%
64,688			SAP AG		4,730,602
			Ireland-1.4%
31,819		*	Paddy Power, PLC		2,726,445
			Japan-1.2%
25,900			Daito Trust Construction Company, Ltd.		2,437,862
			Mexico-1.0%
696,181			Wal-Mart de Mexico SAB de CV		1,941,163
			Belgium-1.0%
21,784			Anheuser-Busch Inbev NV		1,936,525
			Italy-.7%
25,515			Luxottica Group SpA		1,288,154
Total Value of Common Stocks (cost $148,391,481)					186,333,575
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-4.6%
			Federal Home Loan Bank:
$4,000	M		0.02%, 7/15/2013		3,999,964
5,000	M		0.04%, 7/26/2013		4,999,850
Total Value of Short-Term U.S. Government Agency Obligations (cost $8,999,814)					8,999,814
Total Value of Investments (cost $157,391,295)			99.2%		195,333,389
Other Assets, Less Liabilities			.8		1,581,117
Net Assets			100.0%		$ 196,914,506

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the
Fund's Board of Trustees. At June 30, 2013, the Fund held one security that was fair valued by the Valuation Committee with a value of $35,891 representing 0% of the Fund's net assets.

At June 30, 2013, the cost of investments for federal income tax purposes was
$157,956,766. Accumulated net unrealized appreciation on investments was $37,376,623, consisting of $44,932,044 gross unrealized appreciation and $7,555,421 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$45,114,095	$-	$35,891	$45,149,986
Switzerland	30,939,963	-	-	30,939,963
India	23,256,554	-	-	23,256,554
France	16,192,009	-	-	16,192,009
Netherlands	15,279,307	-	-	15,279,307
United States	12,593,985	-	-	12,593,985
Canada	10,920,127	-	-	10,920,127
Hong Kong	6,407,280	-	-	6,407,280
Denmark	5,790,965	-	-	5,790,965
Australia	4,742,648	-	-	4,742,648
Germany	4,730,602	-	-	4,730,602
Ireland	2,726,445	-	-	2,726,445
Japan	2,437,862	-	-	2,437,862
Mexico	1,941,163	-	-	1,941,163
Belgium	1,936,525	-	-	1,936,525
Italy	1,288,154	-	-	1,288,154
Short-Term U.S. Government
Agency Obligations	-	8,999,814	-	8,999,814
Total Investments in Securities	$186,297,684	$8,999,814	$35,891	$195,333,389

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2013. Transfers, if any, between Levels are recongnized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, September 30, 2012	$-
Purchases	35,891
Sales	-
Change in unrealized
appreciation (depreciation)	-
Realized gain (loss)	-
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, June 30, 2013	$35,891

The following is a summary of Level 3 inputs by industry:

Industrials	$35,891

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013:

Impact to Valuation
	Fair Value	Valuation	Unobservable		from and Increase
	June 30, 2013	Methodologies	Input(s)(1)	Range	in Input(2)

Common Stocks	$35,891	Discounted Cash	Discounted Cash	100%	Increase
		Flows on Proceeds	Flows on Proceeds

(1)	In determining certain of these inputs, Management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The
Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures"
("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S.
Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2013, for each Fund's investments is included at the end of each
Fund's schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 26, 2013